Segmented Information - Summary of Information about Significant Segment Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Direct external research and development costs	$ 21,331,656	$ 16,079,276
Salaries and benefits	8,932,979	7,274,742
Share based payments	8,756,107	3,223,464
Other Research and Development expenses	1,337,747	428,673
Other General and Administrative expenses	6,758,688	5,710,221
Total segment expenses	38,434,039	27,003,411
Reconciling items:
Interest income	1,412,516	1,159,943
Interest expense	0	(603,573)
Gain (loss) on sale of equipment	(2,562)	18,611
Foreign exchange gain (loss)	(1,562,476)	(159,214)
Convertible debt costs	0	(355,582)
Change in fair value of financial instruments	0	1,200,541
Tax expense	(19,091)	(1,804)
Net loss for the year	(38,605,652)	(25,744,489)
EP-104IAR [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	231,403	2,945,435
EP-104GI [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	9,111,958	5,156,725
Pre-clinical [Member]
Segment Reporting Information [Line Items]
Direct external research and development costs	$ 3,305,157	$ 2,264,151